RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2022
Disclosure of related party [text block] [Abstract]
RELATED PARTY TRANSACTIONS
19.	RELATED PARTY TRANSACTIONS

Related party transactions are made on terms agreed upon by the related parties. The balances with related parties are unsecured and due on demand. Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

(a)	Due from related parties

	March 31, 2022	March 31, 2021
NUAG (i)	$43	$59
WHG (ii )	23	19
Henan Non-ferrous (iii)	-	769
	$66	$847

i.	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2022, the Company recovered $0.7 million (year ended March 31, 2021 - $0.6 million), from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.

ii.	The Company recovers costs for services rendered to WHG and expenses incurred on behalf of WHG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2022, the Company recovered $0.2 million (year ended March 31, 2021 - $0.1 million) from WHG for services rendered and expenses incurred on behalf of WHG. The costs recovered from WHG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.

iii.	In January 2021, Henan Found advanced a loan of $0.8 million (RMB¥5 million) to Henan Non-ferrous. The loan bears an interest rate of 4.35% per annum. In January 2022, the loan, including accumulated interest, of $0.8 million (RMB¥5.2 million) was repaid in full.

The balances with related parties are unsecured.

(b) Compensation of key management personnel

The remuneration of directors and other members of key management personnel, who are those having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, for the years ended March 31, 2022 and 2021 were as follows:

	Years Ended March 31,
	2022	2021
Cash compensation	3,246	3,252
Share-based compensation	3,179	2,814
	$6,425	$6,066